Consolidated Statements of Income ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 CNY (¥) ¥ / shares	Dec. 31, 2017 USD ($) $ / shares	Dec. 31, 2016 CNY (¥) ¥ / shares	Dec. 31, 2015 CNY (¥) ¥ / shares
Profit or loss [abstract]
Revenue	¥ 274,829	$ 42,240	¥ 274,197	¥ 277,049
Interconnection charges	(12,617)	(1,939)	(12,739)	(13,093)
Depreciation and amortization	(77,492)	(11,910)	(76,805)	(76,738)
Network, operation and support expenses	(54,507)	(8,378)	(51,167)	(42,308)
Employee benefit expenses	(42,471)	(6,528)	(36,907)	(35,140)
Costs of telecommunications products sold	(26,643)	(4,095)	(39,301)	(46,079)
Other operating expenses	(57,166)	(8,786)	(54,585)	(52,927)
Finance costs	(5,734)	(881)	(5,017)	(6,934)
Interest income	1,647	253	1,160	438
Share of net (loss)/profit of associates	893	137	204	(759)
Share of net (loss)/profit of joint ventures	574	88	153	(42)
Other income - net	1,280	197	1,591	10,568
Income before taxation	2,593	398	784	14,035
Income tax expenses	(743)	(114)	(154)	(3,473)
Net income for the year	1,850	284	630	10,562
Attributable to:
Equity shareholders of the Company	1,828	281	625	¥ 10,562
Non-controlling interests	¥ 22	$ 3	¥ 5
Earnings per share for income attributable to equity shareholders of the Company during the year:
Basic earnings per share | (per share)	¥ 0.07	$ 0.01	¥ 0.03	¥ 0.44
Diluted earnings per share | (per share)	¥ 0.07	$ 0.01	¥ 0.03	¥ 0.44